CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Total revenue	$ 18,487	$ 19,215	$ 33,963	$ 34,789	$ 73,390	$ 62,565	$ 46,252
Cost of revenue:
Total cost of revenue	7,565	8,643	13,952	15,874	33,930	45,511	107,475
Gross profit	10,922	10,572	20,011	18,915	39,460	17,054	(61,223)
Operating expenses:
Research and development	15,626	23,220	32,277	46,843	89,121	74,461	49,738
Sales and marketing	9,728	16,438	19,761	31,640	59,888	49,604	26,263
General and administrative	14,660	18,677	25,678	37,477	83,471	85,717	24,395
Other	2,172	692	8,605	942
Total operating expenses	42,186	59,027	86,321	116,902	232,480	209,782	100,396
Loss from operations	(31,264)	(48,455)	(66,310)	(97,987)	(193,020)	(192,728)	(161,619)
Interest income	2,027	260	3,811	270	3,384	2,573	285
Interest expense					(2)	(651)	(1,141)
Change in fair value of warrant liabilities	620	12,805	413	17,968	20,859	161,095
Other income (expense), net	(60)	(388)	(44)	(488)	98	(2,577)	(231)
Loss before provision for income taxes	(28,677)	(35,778)	(62,130)	(80,237)	(168,681)	(32,288)	(162,706)
Provision (benefit) for income taxes	(6)	23	81	41	42	121	39
Net loss and comprehensive loss	$ (28,671)	$ (35,801)	$ (62,211)	$ (80,278)	$ (168,723)	$ (32,409)	$ (162,745)
Net loss per common share - basic	$ (0.14)	$ (0.18)	$ (0.31)	$ (0.40)	$ (0.84)	$ (0.19)	$ (26.87)
Net loss per common share - diluted	$ (0.14)	$ (0.18)	$ (0.31)	$ (0.40)	$ (0.84)	$ (0.19)	$ (26.87)
Weighted-average common shares outstanding - basic	204,895,341	199,399,356	203,737,044	199,200,909	199,848,386	173,810,053	6,056,574
Weighted-average common shares outstanding - diluted	204,895,341	199,399,356	203,737,044	199,200,909	199,848,386	173,810,053	6,056,574
Product
Revenue:
Total revenue	$ 12,273	$ 13,429	$ 21,121	$ 24,443	$ 50,263	$ 47,868	$ 38,347
Cost of revenue:
Total cost of revenue	5,487	6,799	9,836	12,947	26,804	29,308	46,294
Software and other services
Revenue:
Total revenue	6,214	5,786	12,842	10,346	23,127	14,697	7,905
Cost of revenue:
Total cost of revenue	$ 2,078	$ 1,844	$ 4,116	$ 2,927	$ 7,126	2,238	1,068
Loss on product purchase commitments
Cost of revenue:
Total cost of revenue						$ 13,965	$ 60,113